New Accounting Pronouncements	3 Months Ended
Mar. 31, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
2.	New Accounting Pronouncements

During the first quarter of 2014, there were no new accounting standards, that if adopted, that would have significant impact on the Company’s consolidated financial position, results of operations and cash flows.